Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000240326 | 37177633NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000240326 | 37177605Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000240326 | 37177474Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240326 | 37177393Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240326 | 37177403Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240326 | 37177729Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240326 | 37177415Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240326 | 37177571Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240326 | 37177588Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240326 | 37177693Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240326 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240326 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240326 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240326 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240326 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000240326 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240326 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240326 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000240326 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000240327 | 37177633NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000240327 | 37177605Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000240327 | 37177474Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240327 | 37177393Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240327 | 37177403Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240327 | 37177729Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240327 | 37177415Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240327 | 37177571Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240327 | 37177588Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240327 | 37177693Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240327 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000240327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000240327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000002470 | 37132913Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002470 | 37133052S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002470 | 37132787Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002470 | 37132828CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002470 | 37132948JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002470 | 37132970Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002470 | 37132957Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002470 | 37132799The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002470 | 37132735Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002470 | 37133133Verizon Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002470 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002470 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000002470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002470 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000002470 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156024 | 37132913Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156024 | 37133052S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156024 | 37132787Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156024 | 37132828CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156024 | 37132948JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156024 | 37132970Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156024 | 37132957Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156024 | 37132799The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156024 | 37132735Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156024 | 37133133Verizon Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156024 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156024 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156024 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156024 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000156024 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000156024 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000156024 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000156024 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156024 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000156024 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156024 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002468 | 37133231Fidelity National Information Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002468 | 37133170CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002468 | 37133109The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002468 | 37133425TransUnion
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002468 | 37133370Republic Services Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002468 | 37133302KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002468 | 37133156Cboe Global Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002468 | 37133220Ferguson Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002468 | 37133095Autodesk Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002468 | 37133132Broadridge Financial Solutions Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002468 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002468 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002468 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000002468 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000002468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002468 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002468 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000002468 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156023 | 37133231Fidelity National Information Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156023 | 37133170CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156023 | 37133109The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156023 | 37133425TransUnion
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156023 | 37133370Republic Services Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156023 | 37133302KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156023 | 37133156Cboe Global Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156023 | 37133220Ferguson Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156023 | 37133095Autodesk Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156023 | 37133132Broadridge Financial Solutions Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156023 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156023 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156023 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156023 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000156023 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156023 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000156023 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156023 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156023 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000156023 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156023 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002467 | 37132317Equifax Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002467 | 37132344Hilton Worldwide Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002467 | 37132458Old Dominion Freight Line Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002467 | 37132397MercadoLibre Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002467 | 37132265Cloudflare Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002467 | 37132334Guidewire Software Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002467 | 37452505Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002467 | 37132285Datadog Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002467 | 37132352J.B. Hunt Transport Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002467 | 37132228Broadridge Financial Solutions Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002467 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002467 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002467 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000002467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002467 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000002467 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156022 | 37132317Equifax Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156022 | 37132344Hilton Worldwide Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156022 | 37132458Old Dominion Freight Line Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156022 | 37132397MercadoLibre Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156022 | 37132265Cloudflare Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156022 | 37132334Guidewire Software Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156022 | 37452505Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156022 | 37132285Datadog Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156022 | 37132352J.B. Hunt Transport Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156022 | 37132228Broadridge Financial Solutions Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156022 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156022 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156022 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000156022 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156022 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000156022 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000156022 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156022 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000156022 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259717 | 37178422NEC Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259717 | 37178492Sea Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259717 | 37178348Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259717 | 37178482SAP SE, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259717 | 37178611Willis Towers Watson plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259717 | 371785763i Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259717 | 37178650Siemens Energy AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259717 | 37178566Danone SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259717 | 37178321Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259717 | 37178310Fresenius Medical Care AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259717 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259717 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259717 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259717 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000259717 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000259717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000259717 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000259717 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000259717 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000259717 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259717 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259717 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259717 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259717 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259717 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259717 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259717 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259717 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259717 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259717 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000259717 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000259717 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000259717 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000259717 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000259717 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000259717 | Germany
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000259717 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000259718 | 37178422NEC Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259718 | 37178492Sea Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259718 | 37178348Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259718 | 37178482SAP SE, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259718 | 37178611Willis Towers Watson plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259718 | 371785763i Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259718 | 37178650Siemens Energy AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259718 | 37178566Danone SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259718 | 37178321Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259718 | 37178310Fresenius Medical Care AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259718 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259718 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259718 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259718 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000259718 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000259718 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000259718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000259718 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000259718 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000259718 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259718 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259718 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259718 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259718 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259718 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259718 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259718 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259718 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259718 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259718 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000259718 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000259718 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000259718 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000259718 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000259718 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000259718 | Germany
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000259718 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.00%